Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2016
Core Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Bond Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	CORE BOND SERIES Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.

		Other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee; and (c) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments, primarily exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include U.S. dollar denominated fixed income securities issued by U.S. and foreign corporations and governments, inflation protected securities, convertible securities, pass-through securities, and mortgage dollar rolls, which are transactions in which the Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The corporate bonds may be issued by domestic corporations, foreign entities (e.g., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of ETFs, including to establish a diversified position in a particular market sector or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor).

		The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign bond markets decline.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Current market conditions may pose heightened risks for the Series. While the U.S. is experiencing historically low interest rates, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Mortgage- and asset-backed securities risks — The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last 10 calendar years. The total return table shows how the average annual total returns for the Class S shares of the Series for different periods compare to those of two broad-based securities indices. The Series’ Class I shares commenced operations on August 3, 2015. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last 10 calendar years. The total return table shows how the average annual total returns for the Class S shares of the Series for different periods compare to those of two broad-based securities indices.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Series’ Class I shares commenced operations on August 3, 2015. Because they do not have a full calendar year of operations, no performance information is shown for Class I shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/09): 6.81% Lowest (quarter ended 09/30/08): (3.80)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Series’ primary benchmark index has been changed from the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index to the Barclays U.S. Aggregate Bond Index because the broader market representation of the Barclays U.S. Aggregate Bond Index better represents the principal investment strategies of the Series.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance numbers for the Series and the Bank of America Merrill Lynch U.S. Corporate, Government & Mortage Index are calculated from April 21, 2005, the inception date of the Series’ Class S Shares. Performance numbers for the Barclays U.S. Aggregate Bond Index are calculated from April 30, 2005. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Core Bond Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 46
AFTER 3 YEARS	rr_ExpenseExampleYear03	151
AFTER 5 YEARS	rr_ExpenseExampleYear05	266
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 601
2006	rr_AnnualReturn2006	4.51%
2007	rr_AnnualReturn2007	5.58%
2008	rr_AnnualReturn2008	1.66%
2009	rr_AnnualReturn2009	11.46%
2010	rr_AnnualReturn2010	8.97%
2011	rr_AnnualReturn2011	5.68%
2012	rr_AnnualReturn2012	9.74%
2013	rr_AnnualReturn2013	(0.79%)
2014	rr_AnnualReturn2014	3.62%
2015	rr_AnnualReturn2015	0.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
Core Bond Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 72
AFTER 3 YEARS	rr_ExpenseExampleYear03	230
AFTER 5 YEARS	rr_ExpenseExampleYear05	403
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 904
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2005
Core Bond Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2005
Core Bond Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.35%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2005
Core Bond Series | Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.51%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2005	[5]
Core Bond Series | Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.32%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.58%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2005	[5]

[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) other expenses for the Series’ Class S shares have been restated to reflect the implementation of a 0.25% shareholder services fee; and (c) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of a Class’s Shareholder Services Fee, do not exceed 0.45% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2017 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses, and, therefore, does not apply to the indirect expenses incurred by the Series through its investments in other investment companies.
[5]	The Series’ primary benchmark index has been changed from the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index to the Barclays U.S. Aggregate Bond Index because the broader market representation of the Barclays U.S. Aggregate Bond Index better represents the principal investment strategies of the Series.